Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 1,718,212	$ 2,496,922	$ 1,668,460	$ 5,883,594
Australia Back Office
Total	635,540			635,540
Colorado Plateau
Total		176,955	668,453	845,408
Kwale Project
Total	313,038	2,319,704	74,752	2,707,494
Nichols Ranch
Total	139,651		817,341	956,992
Vara Mada Project
Total			$ 107,914	107,914
White Mesa Asset Group
Total	$ 629,983	$ 263		$ 630,246